Shareholder Report, Holdings (Details)	Dec. 31, 2024
INVESTOR CLASS | Viatris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
INVESTOR CLASS | Expedia Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.17%
INVESTOR CLASS | United Natural Foods [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
INVESTOR CLASS | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
INVESTOR CLASS | Easterly Govt Properties [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
INVESTOR CLASS | Molson Coors Beverage [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
INVESTOR CLASS | Opera Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
INVESTOR CLASS | Nexstar Media Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
INVESTOR CLASS | Civeo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
INVESTOR CLASS | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
INVESTOR CLASS | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
INVESTOR CLASS | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	22.43%
INVESTOR CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.59%
INVESTOR CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
INVESTOR CLASS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
INVESTOR CLASS | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
INVESTOR CLASS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.27%
INVESTOR CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
INVESTOR CLASS | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	8.74%
INVESTOR CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
INVESTOR CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
CLASS C | Viatris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
CLASS C | Expedia Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.17%
CLASS C | United Natural Foods [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
CLASS C | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
CLASS C | Easterly Govt Properties [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
CLASS C | Molson Coors Beverage [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
CLASS C | Opera Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
CLASS C | Nexstar Media Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
CLASS C | Civeo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
CLASS C | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
CLASS C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
CLASS C | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	22.43%
CLASS C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.59%
CLASS C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
CLASS C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
CLASS C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
CLASS C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.27%
CLASS C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
CLASS C | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	8.74%
CLASS C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
CLASS C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
INSTITUTIONAL CLASS | Viatris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
INSTITUTIONAL CLASS | Expedia Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.17%
INSTITUTIONAL CLASS | United Natural Foods [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
INSTITUTIONAL CLASS | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
INSTITUTIONAL CLASS | Easterly Govt Properties [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
INSTITUTIONAL CLASS | Molson Coors Beverage [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
INSTITUTIONAL CLASS | Opera Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
INSTITUTIONAL CLASS | Nexstar Media Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
INSTITUTIONAL CLASS | Civeo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
INSTITUTIONAL CLASS | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
INSTITUTIONAL CLASS | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
West Hills Tactical Core Fund | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Total Investments	100.38%
West Hills Tactical Core Fund | S P D R Put 2025 Jan 17 [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
West Hills Tactical Core Fund | Morgan Stanley Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%
West Hills Tactical Core Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%
West Hills Tactical Core Fund | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
West Hills Tactical Core Fund | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	99.84%
Class A Shares | Goldman Sachs Tr Govt [Member]
Holdings [Line Items]
Percent of Total Investments	8.61%
Class A Shares | Colgate Palmolive [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Class A Shares | Humana Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Class A Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Class A Shares | U S Treas Note 2033 Nov 15 [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Class A Shares | Bio Marin Pharmaceutical [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Class A Shares | Phillips 66 Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.62%
Class A Shares | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Class A Shares | Crown Castle Intl Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
Class A Shares | The J M Smucker Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Class A Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	14.52%
Class A Shares | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Class A Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class A Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	14.88%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.67%
Class A Shares | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.42%
Class A Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Class A Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Class A Shares | Contingent Value Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A Shares | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Class A Shares | Escrow Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Class A Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
Class A Shares | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.34%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class A Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.27%
Class A Shares | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Institutional Class Shares | Goldman Sachs Tr Govt [Member]
Holdings [Line Items]
Percent of Total Investments	8.61%
Institutional Class Shares | Colgate Palmolive [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Institutional Class Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Institutional Class Shares | U S Treas Note 2033 Nov 15 [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Institutional Class Shares | Bio Marin Pharmaceutical [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Institutional Class Shares | Phillips 66 Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.62%
Institutional Class Shares | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Institutional Class Shares | Crown Castle Intl Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
Institutional Class Shares | The J M Smucker Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	14.52%
Institutional Class Shares | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Institutional Class Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Institutional Class Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	14.88%
Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.67%
Institutional Class Shares | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.42%
Institutional Class Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Institutional Class Shares | Contingent Value Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class Shares | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Institutional Class Shares | Escrow Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Institutional Class Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
Institutional Class Shares | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.34%
Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Institutional Class Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.27%
Institutional Class Shares | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%